Other payables - Neuronetics Transaction Cost (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Neuronetics Transaction Costs [Line Items]
Other Liabilities, Current	$ 1,947,395	$ 5,730,781
Arrangement Agreement [Member]
Schedule of Neuronetics Transaction Costs [Line Items]
Other Liabilities, Current	$ 1,370,602	$ 0